March 22, 2006



Ms. Amy Geddes
c/o David R. Humphrey, Branch Chief
SECURITIES & EXCHANGE COMMISSION
Division of Corporate Finance
450 Fifth Street N.W., Mail Stop 0304
Washington, D.C.  20549

Re:      Advanced Media, Inc. (the "Registrant")
         Form 10-KSB for year ended May 31, 2005
         Commission File Number:    000-50333

Dear Ms. Geddes:

In further response to the Commission's February 27, 2006 correspondence to me, please be advised that Registrant hereby acknowledges:

o Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

o the staff's comments or changes to disclosure in response in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and,

o Registrant may not assert staff comments as a defense in ant proceeding initiated by the Commission or any person under the federal securities laws of the United States.


                                       Sincerely,


                                       /s/ Buddy Young
                                       ------------------------------------
                                       BUDDY YOUNG, Chief Executive Officer